Lease - Schedule of Movement of Impairment of Operating Lease Right-of-Use Assets (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Movement of Impairment of Operating Lease Right of Use Assets [Abstract]
Balance at the beginning of the year	¥ 3,818,363	$ 546,018	¥ 3,877,501	¥ 5,197,770
Accrual	2,035,277	291,041	2,200,752	1,063,104
Write off	(1,617,611)	(231,315)	(2,259,890)	(2,383,373)
Balance at the end of the year	¥ 4,236,029	$ 605,744	¥ 3,818,363	¥ 3,877,501